11. Convertible Notes and Derivative Liabilities (Details - Assumptions Used) (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Exercise Price [Member]
Derivative liabilities description	$0.30–$0.41
Stock Price [Member]
Derivative liabilities description	$0.60
Measurement Input, Risk Free Interest Rate [Member]
Derivative liabilities description	.19%
Expected volatility [Member]
Derivative liabilities description	352.70%
Expected life [Member]
Derivative liabilities description	1.00 years
Expected dividend yield [Member]
Derivative liabilities description	0%
Fair Value [Member]
Derivative liabilities description	1,748,237